Intangible Assets, Net	12 Months Ended
Dec. 31, 2024
Intangible Assets, Net [Abstract]
Intangible assets, net
19.	Intangible assets, net

(In thousands)	Carrying amount	Accumulated amortization	Net carrying amount
December 31, 2023
Purchased software	1,099	(507)	592
Trademarks	112	(91)	21
Licensed copyrights	169	(130)	39
Intangible assets	1,380	(728)	652

(In thousands)	Carrying amount	Accumulated amortization	Net carrying amount
December 31, 2024
Purchased software	1,082	(607)	475
Trademarks	111	(101)	10
Licensed copyrights	168	(146)	22
Intangible assets	1,361	(854)	507

Amortization expenses recognized for the years ended December 31, 2022, 2023 and 2024 were US$142 thousand, US$136 thousand and US$137 thousand, respectively.

The estimated aggregate amortization expenses for each of the five succeeding fiscal years and thereafter are as follows:

Year	(In thousands)
2025	124
2026	107
2027	101
2028	67
2029	55
Thereafter	53
Total	507